Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000114217 | Top10HoldingBangkok BankBNY-BR2PKW3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000114217 | Top10HoldingStandard CharteredBNY-BN6TL31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000114217 | Top10HoldingORLENBNY-BLD9DD4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114217 | Top10HoldingVivo Energy InvestmentsBNY-BJP5T16
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114217 | Top10HoldingBank of GeorgiaBNY-062269AC9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114217 | Top10HoldingTelecom ArgentinaBNY-879273AV2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114217 | Top10HoldingFS LuxembourgBNY-BN4HDR5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114217 | Top10HoldingHTA GroupBNY-40435WAC4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114217 | Top10HoldingKaspi.KZBNY-466281AA0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114217 | Top10HoldingVeon MidcoBNY-92337DAA0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114217 | Türkiye
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000114217 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000114217 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000114217 | India
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000114217 | China
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000114217 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000114217 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000114217 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114217 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000114217 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114216 | Top10HoldingBangkok BankBNY-BR2PKW3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000114216 | Top10HoldingStandard CharteredBNY-BN6TL31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000114216 | Top10HoldingORLENBNY-BLD9DD4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114216 | Top10HoldingVivo Energy InvestmentsBNY-BJP5T16
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114216 | Top10HoldingBank of GeorgiaBNY-062269AC9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114216 | Top10HoldingTelecom ArgentinaBNY-879273AV2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114216 | Top10HoldingFS LuxembourgBNY-BN4HDR5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114216 | Top10HoldingHTA GroupBNY-40435WAC4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114216 | Top10HoldingKaspi.KZBNY-466281AA0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114216 | Top10HoldingVeon MidcoBNY-92337DAA0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114216 | Türkiye
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000114216 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000114216 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000114216 | India
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000114216 | China
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000114216 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000114216 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000114216 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114216 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000114216 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166323 | Top10HoldingBangkok BankBNY-BR2PKW3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166323 | Top10HoldingStandard CharteredBNY-BN6TL31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000166323 | Top10HoldingORLENBNY-BLD9DD4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166323 | Top10HoldingVivo Energy InvestmentsBNY-BJP5T16
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166323 | Top10HoldingBank of GeorgiaBNY-062269AC9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166323 | Top10HoldingTelecom ArgentinaBNY-879273AV2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166323 | Top10HoldingFS LuxembourgBNY-BN4HDR5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166323 | Top10HoldingHTA GroupBNY-40435WAC4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166323 | Top10HoldingKaspi.KZBNY-466281AA0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166323 | Top10HoldingVeon MidcoBNY-92337DAA0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166323 | Türkiye
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166323 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000166323 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000166323 | India
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000166323 | China
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000166323 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000166323 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166323 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166323 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166323 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000260377 | Top10HoldingBangkok BankBNY-BR2PKW3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000260377 | Top10HoldingStandard CharteredBNY-BN6TL31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000260377 | Top10HoldingORLENBNY-BLD9DD4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000260377 | Top10HoldingVivo Energy InvestmentsBNY-BJP5T16
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000260377 | Top10HoldingBank of GeorgiaBNY-062269AC9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000260377 | Top10HoldingTelecom ArgentinaBNY-879273AV2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000260377 | Top10HoldingFS LuxembourgBNY-BN4HDR5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000260377 | Top10HoldingHTA GroupBNY-40435WAC4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000260377 | Top10HoldingKaspi.KZBNY-466281AA0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000260377 | Top10HoldingVeon MidcoBNY-92337DAA0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000260377 | Türkiye
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000260377 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000260377 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000260377 | India
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000260377 | China
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000260377 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000260377 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000260377 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000260377 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000260377 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%